O. Segment And Geographic Information (Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
CATV markets [Member]
Revenues	$ 47,400	$ 49,800
Revenues (in percentage)	60.40%	78.60%
Internet data center [Member]
Revenues	19,400	5,300
Revenues (in percentage)	24.70%	8.30%
FTTH markets [Member]
Revenues	4,400	3,700
Revenues (in percentage)	5.60%	5.80%
Other markets [Member]
Revenues	$ 7,300	$ 4,600
Revenues (in percentage)	9.30%	7.30%